SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION

24 SEGMENT INFORMATION

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the COO (“Chief Operating Officer”) for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. The Group operates in a single business segment which is the business of innate immune cell-based immunotherapy, pluripotent stem cell-based therapy and undertaking the research and development of immune cell and stem cell-based therapy. No operating segments have been aggregated to form the following reportable operating segment.

Geographical information:

Non-current assets (excluding investment in the associate) information based on the location of assets are as follows:

	2021	2022
	S$	S$

Malaysia	1,985,738	1,751,773
Singapore	542,076	741,999
Total	2,527,814	2,493,772

Non-current assets information presented above consist of property, plant and equipment and intangible assets as presented in the consolidated statements of financial positions.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022